Disclosure of Fair Value of Financial Instruments - Additional Information (Detail) - USD ($)	Jun. 30, 2016	Mar. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Cash equivalents held in money market funds	$ 11,000,000	$ 10,700,000
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a recurring basis	0	0
Liabilities measured at fair value on a recurring basis	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a recurring basis	0	0
Liabilities measured at fair value on a recurring basis	$ 0	$ 0